Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Movements In Maintenance Rights Intangible) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
ILFC Transaction	$ 3,975,286
EOL contract cash receipt	(27,571)
EOL and MR contract maintenance rights expense	(103,236)
Transfer to lease incentives	(32,220)
Maintenance rights intangible, net at end of period	$ 3,812,259